Income (loss) per Share (Schedule of Basic and Diluted Weighted Average Common Shares Outstanding) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Basic weighted average common shares outstanding (in shares)	142	141	140
Stock options, restricted shares, and convertible debt (in shares)	0	1	1
Diluted weighted average common shares outstanding (in shares)	142	142	141